Stockholders' Equity (Details 4) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Unrealized Gain (Loss) on Securities
Interest income		$ 0.9	$ 4.7	$ 4.3
Tax effect		(773.0)	(686.5)	(964.2)
Net earnings		1,436.8	1,532.8	1,923.4
Unrealized Gain (Loss) on Derivatives
Net derivative gains (losses)		(58.9)	67.7	$ (69.8)
Amount Reclassified from AOCI
Unrealized Gain (Loss) on Securities
Net earnings		18.9	7.5
Unrealized Gain (Loss) on Securities | Amount Reclassified from AOCI
Unrealized Gain (Loss) on Securities
Interest income	[1]	(0.4)	(0.6)
Total before tax		(0.4)	(0.6)
Tax effect		0.1	0.2
Net earnings		(0.3)	(0.4)
Unrealized Gain (Loss) on Derivatives | Amount Reclassified from AOCI
Unrealized Gain (Loss) on Securities
Tax effect		1.0	0.0
Unrealized Gain (Loss) on Derivatives
Gain (loss) reclassified from AOCI into Income, effective portion	[2]	(2.8)	0.0
Net derivative gains (losses)	[3]	(1.8)	0.0
Defined Benefit Plans | Amount Reclassified from AOCI
Unrealized Gain (Loss) on Securities
Total before tax		33.1	12.2
Tax effect		(12.1)	(4.3)
Net earnings		21.0	7.9
Defined Benefit Plans
Amortization of prior service cost	[4]	(0.4)	0.3
Amortization of net loss	[4]	$ 33.5	$ 11.9

[1]	Represents the balance that was reclassified into interest income.
[2]	Represents the portion of de-designated cash flow hedges that were reclassified into income as a result of the discontinuance of certain cash flow hedges.
[3]	For derivatives designated as cash flow hedges, the amount reported as gain (loss) recognized in income represents the amount excluded from hedge effectiveness.
[4]	These components are included in the computation of net periodic pension cost and were reclassified from AOCI into cost of sales and selling, general and administrative expenses.